QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-21958
                -------------------------------------------------
                       Investment Company Act file number


                              DGHM Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


             8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801

                                 with a copy to

                                 John H. Lively
                           Husch Blackwell Sanders LLP
                          4801 Main Street, Suite 1000
                              Kansas City, MO 64112

      ---------------------------------------------------------------------
                     (Name and address of agent for service)

                                 (800) 653-2839
       -------------------------------------------------------------------
               Registrant's telephone number, including area code:

                  Date of fiscal year end: Last day of February
                         -------------------------------

                      Date of reporting period:  05/31/2009
                       -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.


                             DGHM All-CAP VALUE FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  May 31, 2009
                                   (unaudited)

        Number                                                                                       Market
       of Shares                       Description                                                   Value
      ------------                   ----------------                                          -------------------
      ------------                   ----------------                                          -------------------

                            COMMON STOCKS:                                            97.94%

                            AEROSPACE/DEFENCSE:                                        2.70%
           19,806           General Dymanics, Co.                                                     $ 1,126,961
                                                                                               -------------------
                                                                                               -------------------

                            BANKS:                                                     4.59%
           26,990           City National Corporation                                                     987,024
           77,610           Old Natonal Bancorp                                                           930,544
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        1,917,568
                                                                                               -------------------
                                                                                               -------------------

                            COMPUTERS:                                                 5.47%
            8,615           International Business Machines Corporation                                   915,602
           63,585           Teradata Corporation.                                                       1,373,436
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        2,289,038
                                                                                               -------------------
                                                                                               -------------------

                            DIVERSIFIED FINANCIAL SERVICES:                            5.79%
           86,415           Invesco Limited                                                             1,352,395
           28,915           JPMorgan Chase & Co.                                                        1,066,964
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        2,419,359
                                                                                               -------------------
                                                                                               -------------------

                            E-COMMERCE:                                                2.72%
           64,580           Ebay                                                                        1,137,900
                                                                                               -------------------
                                                                                               -------------------

                            ELECTRIC:                                                  5.08%
           37,790           NSTAR                                                                       1,136,345
           31,050           Public Service Enterprise Group Inc.                                          989,564
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        2,125,909
                                                                                               -------------------
                                                                                               -------------------

                            FOOD:                                                      7.62%
           28,030           H. J. Heinz Company                                                         1,025,337
           25,840           Kellogg Company                                                             1,117,580
           45,830           The Korger Company                                                          1,044,924
                                                                                               -------------------
                                                                                               -------------------
      .                                                                                                 3,187,841
                                                                                               -------------------
                                                                                               -------------------

                            HEALTHCARE:                                                9.26%
           19,980           Express Scripts, Inc.                                                       1,279,719
           25,730           Quest Diagnostics, Inc.                                                     1,343,621
           31,930           St. Jude Medical, Inc.                                                      1,247,505
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        3,870,845
                                                                                               -------------------
                                                                                               -------------------

                            INSURANCE:                                                 5.21%
           26,230           Reinsurance Group of America, Inc.                                            964,739
           29,840           The Travelers Companies, Inc.                                               1,213,294
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        2,178,033
                                                                                               -------------------
                                                                                               -------------------

                            MEDIA:                                                     4.86%
           49,180           The DIRECTV Group, Inc.                                                     1,106,550
           30,290           Omnicom Group Inc.                                                            923,845
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        2,030,395
                                                                                               -------------------
                                                                                               -------------------

                            MISCELLANEOUS MANUFACTURING:                              14.10%
           26,300           3M Company                                                                  1,501,730
           31,530           Allegheny Technologies, Inc.                                                1,116,477
           29,570           Dover Corporation                                                             929,681
           26,690           Nucor Corporation                                                           1,171,958
           26,235           Telefiex Incorporated                                                       1,176,640
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        5,896,486
                                                                                               -------------------
                                                                                               -------------------

                            OIL & GAS SERVICES:                                       16.85%
           32,290           Baker Hughes Incorporated                                                   1,261,247
           23,030           Encana Corporation                                                          1,276,553
           56,310           Plains Exploration & Production Company                                     1,592,447
           40,140           Suncor Energy, Inc.                                                         1,424,569
           31,828           Whiting Petroleum Corporation                                               1,491,460
                                                                                               -------------------
                                                                                               -------------------
      .                                                                                                 7,046,276
                                                                                               -------------------
                                                                                               -------------------

                            REAL ESTATE INVESTMENT TRUST:                              2.66%
           23,873           Vornado Realty Trust                                                        1,113,914
                                                                                               -------------------
                                                                                               -------------------

                            RETAIL:                                                    5.22%
           21,620           Dollar Tree, Inc.                                                             967,927
           68,130           The Gap, Inc.                                                               1,216,121
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        2,184,048
                                                                                               -------------------
                                                                                               -------------------

                            SAVINGS & LOANS:                                           2.64%
           69,840           People's United Financial Inc.                                              1,103,472
                                                                                               -------------------
                                                                                               -------------------

                            TELECOMMUNICATIONS:                                        3.17%
           43,700           Telephone & Data Systems, Inc.                                              1,324,547
                                                                                               -------------------
                                                                                               -------------------

                            TOTAL COMMON STOCKS:                                      97.94%           40,952,592

                            INVESTMENT COMPANIES:
          861,653           Evergreen Institional Treasurey Money Market 0.14%         2.06%              861,653
                                                                             ----------------  -------------------
                                                                             ----------------  -------------------

                            TOTAL INVESTMENTS                                        100.00%         $ 41,814,245
                                                                             ================  ===================
                                                                             ================  ===================


FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2009:



      Valuation Inputs:                                                                      Investment in Securities:
      Level 1 - Quoted Prices                                                                        $ 40,952,592
      Level 2 - Other Significant Observable Inputs                                          #                  -
      Level 3 - Significant Unobservable Inputs                                              #                  -
                                                                                               -------------------
                                                                                               -------------------
           Total:                                                                                    $ 40,952,592
                                                                                               -------------------
                                                                                               -------------------

Tax Information:
------------------
------------------

At May 31, 2009 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  Cost of securities for Federal Income tax purpose is $41,122,253 and the related tax-based net unrealized appreciation (depreciation) consists of:

                  Gross unrealized appreciation                                                       $ 3,789,632
                  Gross unrealized depreciation                                                     (3,959,293.78)
                                                                                               -------------------
                                                                                               -------------------
                  Net unrealized appreciation (depreciation)                                           $ (169,661)
                                                                                               ===================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures (as definied in Rule 30a-3(c) under the Investment Company Act of 1940). Based on such evaluation (as required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

     (b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls over financial reorting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the Registrant'st last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DGHM Investment Trust
             -----------------------------

By:  /s/ Jeffrey C. Baker
     -------------------------------------
         Jeffrey C. Baker
         Principal Executive Officer

Date: November 9,2009
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Jeffrey C. Baker
     -------------------------------------
        Jeffrey C. Baker
        Principal Executive Officer

Date: November 9,2009
      ------------------------------------


By:  /s/ Thomas F. Gibson
     -------------------------------------
        Thomas F. Gibson
        Principal Financial Officer

Date: November 9,2009
      ------------------------------------